Remuneration System for the Management Board and Employees of the Group - Summary of Fair Value of Constellation Stock Option Plan (Details)	12 Months Ended
Dec. 31, 2021 EUR (€) yr € / shares Rate
Fair Value of Stock Option Plans [Line Items]
Performance Term of Share Based Program, Years | yr	4
2021 October Stock Option Plan Constellation [Member]
Fair Value of Stock Option Plans [Line Items]
Share Price on Grant Date in | € / shares	€ 40.75
Excercise Price | €	€ 44.91
Risk-free Interest Rate	between (0.70) and (0.22)
Fair Value on | €	€ 16.67
2021 October Stock Option Plan Constellation [Member] | Morphosys Share [Member]
Fair Value of Stock Option Plans [Line Items]
Expected Volatility	40.51%
2021 October Stock Option Plan Constellation [Member] | NASDAQ Biotech index [member]
Fair Value of Stock Option Plans [Line Items]
Expected Volatility	24.95%
2021 October Stock Option Plan Constellation [Member] | TecDAX index [member]
Fair Value of Stock Option Plans [Line Items]
Expected Volatility	22.17%